Balance sheet details (Details) - Schedule of balance sheet details - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Accounts receivable:
Accounts receivables	$ 13,974	$ 27,312	$ 21,948
Unbilled accounts receivables	7,578	12,686	17,039
Related party receivables – shareholders & key personnel	1,305	1,491
Other receivables	1,210	2,696	778
Allowance for doubtful accounts	(267)	(388)	(321)
Total accounts receivable, net	23,800	43,797	39,444
Prepaid expenses and other current assets:
Income tax receivables	1,119	77
Prepaid expenses and other current assets	2,821	2,470
Total prepaid expenses and other current assets	3,940	2,547	$ 8,316
Accrued liabilities:
Accrued wages, vacation & other employee related items	5,871	4,209
Accrued interest	2,223	3,175
Accrued incentive compensation	795	2,442
Receipts not vouchered	1,791	5,146
Other accrued liabilities	4,400	3,805
Total accrued liabilities	$ 15,080	$ 18,777